Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt

The components of the long-term debt, including the current portion, are as follows (in thousands of Korean Won):

	June 30, 2018		December 31, 2017
Loans from Small & medium Business Corporation borrowed at March 23, 2016 with the maturity of March 22, 2021 and at an interest of 4.22% and 4.22% per annum for 2018 and 2017, respectively, guaranteed by Ung Gyu Kim, President	￦	458,040	￦	500,000
Loans from Small & medium Business Corporation borrowed at February 28, 2017 with the maturity of February 28, 2022 and at an interest of 2.65% per annum, guaranteed by Ung Gyu Kim, President		200,000		200,000
Loans from Kwangju Bank borrowed at September 24, 2015 with the maturity of September 24, 2018 and at an interest of 6.06% and 6.08% per annum for 2018 and 2017, respectively, guaranteed by Ung Gyu Kim, President. The borrowings are secured by the personal property owned by Ung Gyu Kim, President		170,000		230,000
Total		828,040		930,000

Less: current portion		(358,960)		(245,240)
Total long-term debt less current portion	￦	469,080	￦	684,760

The components of the long-term debt, including the current portion, are as follows (in thousands of Korean Won):

	December 31, 2017		December 31, 2016
Loans from Small & medium Business Corporation borrowed at March 23, 2016 with the maturity of March 22, 2021 and at an interest of 4.22% and 4.39% per annum for 2017 and 2016, respectively, guaranteed by Ung Gyu Kim, President	￦	500,000	￦	500,000
Loans from Small & medium Business Corporation borrowed at February 28, 2017 with the maturity of February 28, 2022 and at an interest of 2.65% per annum, guaranteed by Ung Gyu Kim, President		200,000		-
Loans from Kwangju Bank borrowed at September 24, 2015 with the maturity of September 24, 2018 and at an interest of 6.06%, 6.08% and 5.90% per annum for 2018, 2017 and 2016, respectively, guaranteed by Ung Gyu Kim, President. The borrowings are secured by the personal property owned by Ung Gyu Kim, President.		230,000		350,000
Total		930,000		850,000

Less: current portion		(245,240)		(120,000)
Total long-term debt less current portion	￦	684,760	￦	730,000

Schedule of Future Principal Payments of Long-term Debt

Maturities of the long-term debt for each of the next five years and thereafter are as follows (in thousands of Korean Won):

Year Ending June 30,
2019	￦	358,960
2020		233,160
2021		191,520
2022		44,400
Total	￦	828,040

Maturities of the long-term debt for each of the next five years and thereafter are as follows (in thousands of Korean Won):

Year Ending December 31,
2018	￦	245,240
2019		332,260
2020		233,160
2021		108,240
2022		11,100
Total	￦	930,000